Offerings	Jan. 28, 2026 USD ($)
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares
Fee Rate	0.01381%
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Subscription Receipts
Fee Rate	0.01381%
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares Represented by Depositary Shares
Fee Rate	0.01381%
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 25,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,452.50
Offering Note	There are being registered under this registration statement on Form F-10 (the "Registration Statement") such indeterminate number of common shares, warrants, subscription receipts, units, common shares represented by depositary shares and debt securities (the "Securities") of Nicola Mining Inc. (the "Registrant") as shall have an aggregate initial offering price not to exceed $25,000,000. The proposed maximum initial offering price per Security will be determined, from time to time, by the Registrant in connection with the sale of the Securities under this Registration Statement. In U.S. dollars or the equivalent thereof in Canadian dollars or one or more foreign currencies or composite currencies based on the exchange rate at the time of sale.